ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2023	2022
Advance deposits and ticket sales	$250,955	$278,591
Operating expense and other accruals and liabilities	160,169	97,933
Gaming tax and license fee accruals	159,285	48,688
Interest expense payable	114,587	123,032
Staff cost accruals	101,340	96,219
Outstanding gaming chips	83,012	37,354
Property and equipment payables	37,502	35,747
Construction cost payables	36,018	76,173
Loyalty program liabilities	36,000	15,568
Concession and license liabilities (1)	29,448	—
Accrued expenses and other current liabilities	$1,008,316	$809,305

(1)	As of December 31, 2023, the non-current portion of the C oncession and license liabilities of $282,081 is included in other long-term liabilities in the accompanying consolidated balance sheet.